Non-Wholly Owned Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Disclosure of Non-Wholly Owned Subsidiaries
The following provides information about the Partnership's wholly-owned subsidiaries as at December 31, 2020:

Name of Subsidiary	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
ALP Ace BV	Netherlands	100%
ALP Centre BV	Netherlands	100%
ALP Defender BV	Netherlands	100%
ALP Forward BV	Netherlands	100%
ALP Guard BV	Netherlands	100%
ALP Ippon BV	Netherlands	100%
ALP Keeper BV	Netherlands	100%
ALP Maritime Contractors BV	Netherlands	100%
ALP Maritime Group BV	Netherlands	100%
ALP Maritime Holding BV	Netherlands	100%
ALP Maritime Services BV	Netherlands	100%
ALP Ocean Towage Holding BV	Netherlands	100%
ALP Striker BV	Netherlands	100%
ALP Sweeper BV	Netherlands	100%
ALP Winger BV	Netherlands	100%
Altera (Atlantic) Chartering ULC	Canada	100%
Altera (Atlantic) Management ULC	Canada	100%
Altera Al Rayyan LLC	Marshall Islands	100%
Altera do Brasil Servicos Maritimos Ltda.	Brazil	100%
Altera Grand Banks AS	Norway	100%
Altera Grand Banks Shipping AS	Norway	100%
Altera Infrastructure Crewing AS	Norway	100%
Altera Infrastructure Coöperatief U.A.	Netherlands	100%
Altera Infrastructure Finance Corp.	Marshall Islands	100%
Altera Infrastructure Group Ltd.	Marshall Islands	100%
Altera Infrastructure FSO Holdings Limited	United Kingdom	100%
Altera Infrastructure Holdings LLC	Marshall Islands	100%
Altera Infrastructure Holdings Pte. Ltd.	Singapore	100%
Altera Infrastructure Norway AS	Norway	100%
Altera Infrastructure Production (Singapore) Pte. Ltd.	Singapore	100%
Altera Infrastructure Production AS	Norway	100%
Altera Infrastructure Production Crew AS	Norway	100%
Altera Infrastructure Production Holdings AS	Norway	100%
Altera Infrastructure Production Holdings Limited	United Kingdom	100%
Altera Infrastructure Services Pte. Ltd	Singapore	100%
Altera Knarr AS	Norway	100%
Altera Libra Netherlands BV	Netherlands	100%
Altera Luxembourg S.a.r.l.	Luxembourg	100%
Altera Netherlands BV	Netherlands	100%

Altera Norway Hiload AS	Norway	100%
Altera Norway Holdings AS	Norway	100%
Altera Norway Marine AS	Norway	100%
Altera Operations Australia Pty Ltd.	Australia	100%
Altera Partners Holding AS	Norway	100%
Altera Petrojarl FPSO Petrolífera do Brasil Ltda.	Brazil	100%
Altera Petrojarl I Servicos de Petroleo Ltda.	Brazil	100%
Altera Piranema Servicos de Petroleo Ltda.	Brazil	100%
Altera Production UK Limited	United Kingdom	100%
Altera Shuttle Loading Pte. Ltd.	Singapore	100%
Altera Shuttle Tanker Finance LLC	Marshall Islands	100%
Altera Shuttle Tankers LLC	Marshall Islands	100%
Altera Varg Production Limited.	United Kingdom	100%
Altera Voyageur Production Limited.	United Kingdom	100%
Altera Wave AS	Norway	100%
Altera Wind AS	Norway	100%
Amundsen Spirit LLC	Marshall Islands	100%
Apollo Spirit LLC	Marshall Islands	100%
Arendal Spirit AS	Norway	100%
Arendal Spirit LLC	Marshall Islands	100%
Aurora Spirit AS	Norway	100%
Bossa Nova Spirit LLC	Marshall Islands	100%
Clipper LLC	Marshall Islands	100%
Current Spirit AS	Norway	100%
Dampier Spirit LLC	Marshall Islands	100%
Gina Krog AS	Norway	100%
Gina Krog Offshore Pte. Ltd.	Singapore	100%
Golar Nor (UK) Limited	United Kingdom	100%
Knarr LLC	Marshall Islands	100%
Lambada Spirit LLC	Marshall Islands	100%
Logitel Offshore Holding AS	Norway	100%
Logitel Offshore Norway AS	Norway	100%
Logitel Offshore Pte. Ltd.	Singapore	100%
Logitel Offshore Rig I Pte. Ltd.	Singapore	100%
Logitel Offshore Rig II Pte. Ltd.	Singapore	100%
Logitel Offshore Rig III LLC	Marshall Islands	100%
Nansen Spirit LLC	Marshall Islands	100%
Navion Bergen AS	Norway	100%
Navion Bergen LLC	Marshall Islands	100%
Navion Gothenburg AS	Norway	100%
Navion Offshore Loading AS	Norway	100%
Peary Spirit LLC	Marshall Islands	100%
Petrojarl I LLC	Marshall Islands	100%
Petrojarl I Production AS	Norway	100%
Piranema LLC	Marshall Islands	100%
Piranema Production AS	Norway	100%
Rainbow Spirit AS	Norway	100%
Salamander Production (UK) Limited	United Kingdom	100%
Samba Spirit LLC	Marshall Islands	100%
Scott Spirit LLC	Marshall Islands	100%
Sertanejo Spirit LLC	Marshall Islands	100%
Siri Holdings LLC	Marshall Islands	100%
Teekay Australia Offshore Holdings Pty Ltd.	Australia	100%
Teekay FSO Finance Pty Ltd.	Australia	100%

Teekay Hiload LLC	Marshall Islands	100%
Teekay Offshore Business Process Services (Philippines) Inc.	Philippines	100%
Tide Spirit AS	Norway	100%
Tiro Sidon UK L.L.P.	United Kingdom	100%
Teekay Petrojarl Offshore Siri AS	Norway	100%
TPO Siri LLC	Marshall Islands	100%
Varg LLC	Marshall Islands	100%
Varg Production AS	Norway	100%
Voyageur LLC	Marshall Islands	100%

The following table presents details of non-wholly owned subsidiaries of the Partnership:

Name of Subsidiary	State or Jurisdiction of Incorporation	Proportion of Ownership Interest
KS Apollo Spirit	Norway	89%
Navion Gothenburg LLC	Marshall Islands	50%
Nordic Rio LLC	Marshall Islands	50%
Partrederiet Stena Ugland Shuttle Tankers I DA	Norway	50%
Partrederiet Stena Ugland Shuttle Tankers II DA	Norway	50%
Partrederiet Stena Ugland Shuttle Tankers III DA	Norway	50%
The following tables present the assets and liabilities from the Partnership’s investments in non-wholly owned subsidiaries as at December 31, 2020, December 31, 2019 and January 1, 2019, as well as of revenues, net income, other comprehensive income and distributions for the year ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Current assets	38,902	30,977	19,937
Non-current assets	48,960	88,457	128,628
Current liabilities	44,109	24,371	18,732
Non-current liabilities	—	28,847	41,502

	Year Ended December 31,
	2020	2019
	$	$
Revenues	47,050	55,655
Net income (loss) and other comprehensive income (loss)	(12,759)	(15,106)
Distributions paid to non-controlling interests	(4,750)	(3,636)